SHARE CAPITAL - Schedule of Issued and Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Cresco LLC redemptions (in shares)	6,800	4,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	8
Redeemable Units | Cresco Labs, LLC
Increase (Decrease) in Temporary Equity [Roll Forward]
Outstanding, beginning balance (in shares)	92,057	96,699
Issued, beginning balance (in shares)	85,299	92,057	96,699
Cresco LLC redemptions (in shares)	(6,758)	(4,642)
Issued, ending balance (in shares)	85,299	92,057
Outstanding, ending balance (in shares)	85,299	92,057
Subordinate Voting Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Cresco LLC redemptions (in shares)	6,758	4,642
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	331,490	320,757
Outstanding, beginning balance (in shares)	331,490	320,757
Stock options exercised (in shares)	8	5
RSUs issued (in shares)	2,406	2,338
Issuance of shares related to acquisitions (in shares)	374	1,422
PVS converted to SVS (in shares)	830	1,843
Issuances related to employee taxes on certain share-based payment arrangements (in shares)	784	483
Stock Issued During Period, Shares, Issued for Services	543
Stock Issued During Period, Shares, Other	40
Issued, ending balance (in shares)	343,233	331,490
Outstanding, ending balance (in shares)	343,233	331,490
Proportionate Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	17,107	18,950
Outstanding, beginning balance (in shares)	17,107	18,950
PVS converted to SVS (in shares)	(830)	(1,843)
Stock Issued During Period, Shares, Other	21
Issued, ending balance (in shares)	16,298	17,107
Outstanding, ending balance (in shares)	16,298	17,107
Conversion ratio	0.005
Super Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	500	500
Outstanding, beginning balance (in shares)	500	500
Issued, ending balance (in shares)	500	500
Outstanding, ending balance (in shares)	500	500
Special Subordinate Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	2	2
Outstanding, beginning balance (in shares)	2	2
Issued, ending balance (in shares)	2	2
Outstanding, ending balance (in shares)	2	2
Conversion ratio	100,000